Commitments and Contingencies - Additional Information - Petrojarl I (Details) - Petrojarl I FPSO Unit - USD ($) $ in Millions	1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2018	Dec. 31, 2017
Loss Contingencies [Line Items]
Business acquisition, purchase price	$ 57
Operating lease arrangement period, lessor		5 years
Damages sought			$ 153